Share-Based Compensation - Schedule of Major Assumptions Used in Discount Cash Flow Model (Details) - Income Approach Valuation Technique	Jan. 27, 2016
Time Education Group
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weight average cost of capital (“WACC”)	18.00%
Terminal growth rate	3.00%
Education Group
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weight average cost of capital (“WACC”)	18.00%
Terminal growth rate	3.00%
Minimum | Time Education Group
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue growth rate	3.00%
Minimum | Education Group
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue growth rate	3.00%
Maximum | Time Education Group
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue growth rate	269.00%
Maximum | Education Group
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue growth rate	27.00%